Performance Management - Prospectus Summary - BNY Mellon Balanced Opportunity Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index (S&P 500) and Bloomberg U.S. Aggregate Bond Index (Bloomberg Aggregate), broad measures of market performance, and a Customized Blended Index, an index reflecting the mix of asset classes in which the fund invests, which is comprised of 60% S&P 500 (which measures the performance of large-cap U.S. equities) and 40% Bloomberg Aggregate (which measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market), to show how the fund's performance compares to a mix of equities and bonds. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 13.20 Worst Quarter 2020, Q1: (16.49)
Performance Table Narrative

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - BNY Mellon Balanced Opportunity Fund		12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500, reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 500,
S&P 500, reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.87%	14.42%		14.81%
Bloomberg Aggregate, reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Bloomberg Aggregate,
Bloomberg Aggregate, reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Customized Blended Index (60% S&P 500 and 40% Bloomberg Aggregate), reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Customized Blended Index (60% S&P 500 and 40% Bloomberg Aggregate),
Customized Blended Index (60% S&P 500 and 40% Bloomberg Aggregate), reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		13.70%	8.47%		9.78%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		6.45%	6.18%		7.70%
A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
A | After Taxes on Distributions | Average Annual Return, Percent		4.38%	4.26%		6.13%
A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
A | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.10%	4.46%		5.84%
C | Average Annual Return, Label [Optional Text]	returns before taxes
C | Average Annual Return, Percent		11.09%	6.64%		7.53%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		13.23%	7.72%		8.61%
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		13.14%	7.84%		8.68%
Y | Performance Inception Date				Sep. 30, 2016
Z | Average Annual Return, Label [Optional Text]	returns before taxes
Z | Average Annual Return, Percent		13.17%	7.64%		8.54%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class J shares from year to year. The table compares the average annual total returns of the fund's Class J shares to those of the S&P 500® Index (S&P 500) and Bloomberg U.S. Aggregate Bond Index (Bloomberg Aggregate), broad measures of market performance, and a Customized Blended Index, an index reflecting the mix of asset classes in which the fund invests, which is comprised of 60% S&P 500 (which measures the performance of large-cap U.S. equities) and 40% Bloomberg Aggregate (which measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market), to show how the fund's performance compares to a mix of equities and bonds.The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 13.21 Worst Quarter 2020, Q1: (16.42)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - BNY Mellon Balanced Opportunity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500, reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 500,
S&P 500, reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.87%	14.42%	14.81%
Bloomberg Aggregate, reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Bloomberg Aggregate,
Bloomberg Aggregate, reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Customized Blended Index (60% S&P 500 and 40% Bloomberg Aggregate), reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Customized Blended Index (60% S&P 500 and 40% Bloomberg Aggregate),
Customized Blended Index (60% S&P 500 and 40% Bloomberg Aggregate), reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		13.70%	8.47%	9.78%
J | Average Annual Return, Label [Optional Text]	returns before taxes
J | Average Annual Return, Percent		13.26%	7.72%	8.61%
J | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
J | After Taxes on Distributions | Average Annual Return, Percent		10.98%	5.67%	6.95%
J | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
J | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.24%	5.65%	6.57%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
J
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020